Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Series A Preferred stock, par value	$ 0.0001	$ 0.0001
Series A Preferred stock, shares authorized	20,000,000	20,000,000
Series A Preferred stock, shares issued	1,000
Series A Preferred stock, shares outstanding	1,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	19,403,367	20,000,000
Common stock, shares outstanding	19,403,367	20,000,000